INCOME TAX BENEFIT	6 Months Ended
Jun. 30, 2024
Income Tax Disclosure [Abstract]
INCOME TAX BENEFIT	INCOME TAX BENEFIT
In determining the quarterly provisions for income taxes, the Company uses the estimated annual effective tax rate applied to the actual year-to-date income tax benefit, adjusted for discrete items arising in that quarter. In addition, the effect of changes in enacted tax laws or rates and tax status is recognized in the interim period in which the change occurs. The table below sets forth information related to our income tax expense:

	Six months ended June 30,		Change
(In thousands of U.S. dollars, except percentage)	2024	2023
Income tax benefit	(2,353)	(4,509)	2,156
Effective tax rate	15.4%	10.9%	4.5%
The Company is subject to taxation in the U.S. and various state and foreign jurisdictions. The change in the effective tax rate for the six months ended June 30, 2024, when compared to the six months ended June 30, 2023, is primarily attributable to the change in pre-tax earnings during the comparable periods and the change in valuation allowance. Our future effective tax rate may vary from the statutory tax rate due to the mix of earnings in tax jurisdictions with different statutory tax rates, items permanently nondeductible, or to changes in valuation allowance.